Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
NOTE 20:-	EQUITY

The composition of the Company’s share capital is as follows:

	December 31, 2016			December 31, 2017
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,297,402	14,728,782	25,000,000	15,307,402	14,738,782

a.	Formula’s Ordinary Shares, par value NIS 1 per share, are traded on the TASE and Formula’s ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 568,620 of its ordinary shares.

c.	In January 2016, Formula declared a cash dividend of approximately $5,008 (or $0.34 per share) to shareholders of record on January 20, 2016 that was paid on February 4, 2016.

d.	In June 2016, Formula declared a cash dividend of approximately $5,008 (or $0.34 per share) to shareholders of record on July 13, 2016 that was paid on July 28, 2016.

e.	In December 2016, Formula declared a cash dividend of approximately $7,070 (or $0.48 per share) to shareholders of record on December 30, 2016 that was paid on January 12, 2017.

f.	In September 2017, Formula declared a cash dividend of approximately $5,011 million (or $0.34 per share) to shareholders of record on October 17, 2017 that was paid on November 2, 2017.

g.	For information concerning Formula’s employees and officers share-based plans, see Note 17.